SUPPLEMENT DATED JULY 29, 2026
TO THE PROSPECTUS DATED MAY 1, 2026
FOR PROTECTION VUL
ISSUED BY
THE PENN INSURANCE AND ANNUITY COMPANY
AND FUNDED THROUGH
PIA VARIABLE LIFE ACCOUNT I
OF
THE PENN INSURANCE AND ANNUITY COMPANY
PO BOX 178, PHILADELPHIA, PA 19105
1-800-523-0650

THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2026.
The purpose of this supplement is to update information regarding certain Portfolios of the Vanguard Variable Insurance Funds available under the policy.
Small Company Growth Portfolio
Effective June 29, 2026, the Vanguard Variable Insurance Funds - Small Company Growth Portfolio’s advisory team has been restructured, removing ArrowMark Colorado Holdings, LLC as an investment advisor, and adding T. Rowe Price Associates, Inc. The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Portfolio Management, remains an advisor to the Fund.
The restructuring of the Fund’s investment advisory arrangements is expected to increase the Fund’s expense ratio by three basis points, from 29 to 32 basis points.
Accordingly, all references to the Small Company Growth Portfolio expenses in the Prospectus are hereby replaced with 0.32% and all references to ArrowMark Colorado Holdings, LLC in the Prospectus are hereby replaced with references to T. Rowe Price Associates, Inc. Such references are found under Appendix A – Funds Available Under the Policy.
For further details, please refer to the Vanguard Variable Insurance Funds – Small Company Growth Portfolio Prospectus Supplement dated June 29, 2026.
Mid-Cap
Index Portfolio
Effective July 29, 2026, the Vanguard Variable Insurance Funds -
Mid-Cap
Index Portfolio has been renamed the Vanguard Variable Insurance Funds - Morningstar
Mid-Cap
Index Portfolio.
Accordingly, all references to the
Mid-Cap
Index Portfolio in the Prospectus are hereby replaced with Morningstar
Mid-Cap
Index Portfolio. Such references are found under Appendix A – Funds Available Under the Policy, and in the examples under “Fixed Dollar Cost Averaging Account” on page 43 and “Asset Rebalancing” on page 43 of the Prospectus.

For further details, please refer to the Vanguard Variable Insurance Funds – Morningstar
Mid-Cap
Index Portfolio Prospectus Supplement dated July 29, 2026.

THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND RETAINED FOR FUTURE REFERENCE.

PM9273